UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800321.101

AFBT-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.7%
	Shares	Value
BIOTECHNOLOGY - 85.2%
Actelion Ltd. (Reg.) (a)	13,239	$ 1,425,939
Affymetrix, Inc. (a)	41,300	1,904,343
Alkermes, Inc. (a)	71,240	801,450
Amgen, Inc. (a)	23,310	1,356,875
Amylin Pharmaceuticals, Inc. (a)	7,600	129,200
Biogen Idec, Inc. (a)	82,334	2,983,784
BioMarin Pharmaceutical, Inc. (a)	2,300	13,639
Celgene Corp. (a)	113,341	4,296,757
Cephalon, Inc. (a)	56,199	2,467,136
Chiron Corp. (a)	3,100	105,865
Curis, Inc. (a)	40,700	137,159
Dendreon Corp. (a)	100	462
Dyax Corp. (a)	4,200	16,716
Enzon Pharmaceuticals, Inc. (a)	25,200	195,300
Genentech, Inc. (a)	102,600	7,278,445
Genta, Inc. (a)	13,700	14,111
Genzyme Corp. - General Division (a)	40,220	2,357,294
Gilead Sciences, Inc. (a)	60,100	2,229,710
Harvard Bioscience, Inc. (a)	300	1,128
Icagen, Inc.	10,700	74,900
ICOS Corp. (a)	25,200	568,512
ImClone Systems, Inc. (a)	45,664	1,454,398
ImmunoGen, Inc. (a)	58,300	294,415
Immunomedics, Inc. (a)	8,600	18,576
Invitrogen Corp. (a)	28,650	2,099,186
Ligand Pharmaceuticals, Inc. Class B (a)	44,100	232,848
Medarex, Inc. (a)	27,590	195,337
MedImmune, Inc. (a)	86,400	2,191,968
Millennium Pharmaceuticals, Inc. (a)	206,771	1,811,314
Neurocrine Biosciences, Inc. (a)	19,300	674,728
NPS Pharmaceuticals, Inc. (a)	12,700	154,305
Oscient Pharmaceuticals Corp. (a)	2,600	5,200
OSI Pharmaceuticals, Inc. (a)	3,500	165,673
Pharmion Corp. (a)	14,904	344,282
Protein Design Labs, Inc. (a)	46,400	829,632
Regeneron Pharmaceuticals, Inc. (a)	23,622	131,338
Seattle Genetics, Inc. (a)	24,600	98,400
Serologicals Corp. (a)	25,000	538,250
Tanox, Inc. (a)	10,700	102,934
Techne Corp. (a)	17,510	731,568
Telik, Inc. (a)	5,100	82,620
Transkaryotic Therapies, Inc. (a)	12,440	421,467
ViaCell, Inc.	500	3,325
XOMA Ltd. (a)	49,300	59,160
TOTAL BIOTECHNOLOGY		40,999,649
HEALTH CARE EQUIPMENT & SUPPLIES - 0.4%
Cholestech Corp. (a)	3,800	39,064
Cyberonics, Inc. (a)	500	18,845
Epix Pharmaceuticals, Inc. (a)	3,100	20,987
Gen-Probe, Inc. (a)	1,400	70,266

	Shares	Value
IntraLase Corp.	300	$ 5,016
Syneron Medical Ltd.	1,000	29,000
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		183,178
PHARMACEUTICALS - 14.1%
Connetics Corp. (a)	200	4,346
Cypress Bioscience, Inc. (a)	2,600	26,780
Eli Lilly & Co.	9,600	561,312
Guilford Pharmaceuticals, Inc. (a)	28,300	65,656
Medicines Co. (a)	16,900	360,815
Merck KGaA	13,326	1,025,094
MGI Pharma, Inc. (a)	38,100	840,105
Novartis AG sponsored ADR	5,000	243,650
Roche Holding AG (participation certificate)	6,364	772,005
Sanofi-Aventis sponsored ADR	2,200	97,614
Sepracor, Inc. (a)	44,896	2,690,168
SkyePharma PLC (a)	80,613	85,414
TOTAL PHARMACEUTICALS		6,772,959
TOTAL COMMON STOCKS (Cost $47,190,002)		47,955,786
Money Market Funds - 0.5%

Fidelity Cash Central Fund, 2.84% (b) (Cost $252,931)	252,931	252,931
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $47,442,933)		48,208,717
NET OTHER ASSETS - (0.2)%		(74,356)
NET ASSETS - 100%		$ 48,134,361
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $48,016,917. Net unrealized appreciation aggregated $191,800, of which $10,568,806 related to appreciated investment securities and $10,377,006 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Consumer Industries Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800322.101

AFCI-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value
AUTOMOBILES - 0.9%
Harley-Davidson, Inc.	6,000	$ 282,120
Thor Industries, Inc.	8,200	220,990
TOTAL AUTOMOBILES		503,110
BEVERAGES - 7.0%
Allied Domecq PLC sponsored ADR	8,600	450,468
Diageo PLC sponsored ADR	9,400	561,650
PepsiCo, Inc.	11,300	628,732
The Coca-Cola Co.	53,600	2,328,384
TOTAL BEVERAGES		3,969,234
COMMERCIAL SERVICES & SUPPLIES - 3.4%
Apollo Group, Inc. Class A (a)	10,800	778,896
Bright Horizons Family Solutions, Inc. (a)	9,554	323,785
Cendant Corp.	20,700	412,137
R.R. Donnelley & Sons Co.	4,200	138,222
Strayer Education, Inc.	2,300	246,744
TOTAL COMMERCIAL SERVICES & SUPPLIES		1,899,784
ELECTRICAL EQUIPMENT - 0.3%
Evergreen Solar, Inc. (a)	27,000	147,555
FOOD & STAPLES RETAILING - 7.1%
Costco Wholesale Corp.	13,700	555,946
CVS Corp.	9,500	490,010
Safeway, Inc. (a)	19,400	413,026
Wal-Mart Stores, Inc.	46,580	2,195,781
Walgreen Co.	6,600	284,196
Whole Foods Market, Inc.	900	89,748
TOTAL FOOD & STAPLES RETAILING		4,028,707
FOOD PRODUCTS - 6.2%
Archer-Daniels-Midland Co.	15,900	286,041
Bunge Ltd.	10,900	619,120
Dean Foods Co. (a)	13,350	458,706
Fresh Del Monte Produce, Inc.	9,500	274,550
Groupe Danone sponsored ADR	12,500	234,375
Lindt & Spruengli AG (participation certificate)	131	197,535
Nestle SA ADR	8,350	548,178
Ralcorp Holdings, Inc.	1,200	47,544
Smithfield Foods, Inc. (a)	21,400	647,564
The J.M. Smucker Co.	4,000	198,480
TOTAL FOOD PRODUCTS		3,512,093
HOTELS, RESTAURANTS & LEISURE - 14.9%
Aristocrat Leisure Ltd.	18,200	137,878
Brinker International, Inc. (a)	9,700	327,860
Buffalo Wild Wings, Inc. (a)	19,700	599,274
Caesars Entertainment, Inc. (a)	10,100	201,495

	Shares	Value
Carnival Corp. unit	13,800	$ 674,544
CBRL Group, Inc.	3,700	142,561
Domino's Pizza, Inc.	8,300	150,728
Hilton Hotels Corp.	14,100	307,803
International Game Technology	8,300	223,187
International Speedway Corp. Class A	1,600	85,120
Kerzner International Ltd. (a)	3,000	165,270
McDonald's Corp.	36,800	1,078,608
MGM MIRAGE (a)	5,700	397,917
Outback Steakhouse, Inc.	13,000	525,200
Royal Caribbean Cruises Ltd.	11,800	495,836
Starbucks Corp. (a)	4,800	237,696
Starwood Hotels & Resorts Worldwide, Inc. unit	15,600	847,704
Station Casinos, Inc.	1,800	116,154
Wendy's International, Inc.	23,740	1,019,158
WMS Industries, Inc. (a)	4,200	106,680
Wyndham International, Inc. Class A (a)	262,500	262,500
Yum! Brands, Inc.	7,200	338,112
TOTAL HOTELS, RESTAURANTS & LEISURE		8,441,285
HOUSEHOLD DURABLES - 0.2%
Harman International Industries, Inc.	1,700	133,586
HOUSEHOLD PRODUCTS - 8.0%
Colgate-Palmolive Co.	18,000	896,220
Kimberly-Clark Corp.	2,900	181,105
Procter & Gamble Co.	63,270	3,426,069
TOTAL HOUSEHOLD PRODUCTS		4,503,394
INDUSTRIAL CONGLOMERATES - 0.5%
3M Co.	3,600	275,292
INTERNET & CATALOG RETAIL - 2.7%
Amazon.com, Inc. (a)	5,100	165,036
eBay, Inc. (a)	43,800	1,389,774
TOTAL INTERNET & CATALOG RETAIL		1,554,810
INTERNET SOFTWARE & SERVICES - 7.2%
Google, Inc. Class A (sub. vtg.)	9,500	2,090,000
Sina Corp. (a)	6,100	167,567
Yahoo!, Inc. (a)	53,570	1,848,701
TOTAL INTERNET SOFTWARE & SERVICES		4,106,268
LEISURE EQUIPMENT & PRODUCTS - 4.3%
Brunswick Corp.	27,100	1,138,200
MarineMax, Inc. (a)	11,200	302,960
Polaris Industries, Inc.	5,800	333,848
RC2 Corp. (a)	2,700	93,582
SCP Pool Corp.	17,350	565,263
TOTAL LEISURE EQUIPMENT & PRODUCTS		2,433,853
Common Stocks - continued
	Shares	Value
MEDIA - 12.4%
E.W. Scripps Co. Class A	7,700	$ 392,161
Gannett Co., Inc.	2,580	198,660
Harte-Hanks, Inc.	4,400	125,400
JC Decaux SA (a)	31,700	843,732
Lamar Advertising Co. Class A (a)	13,220	494,164
McGraw-Hill Companies, Inc.	3,200	278,656
News Corp. Class A	85,584	1,307,724
Omnicom Group, Inc.	12,800	1,061,120
Reuters Group PLC sponsored ADR	3,800	167,390
SBS Broadcasting SA (a)	3,900	179,790
Spanish Broadcasting System, Inc. Class A (a)	14,140	118,069
Univision Communications, Inc. Class A (a)	6,400	168,256
Walt Disney Co.	45,600	1,203,840
Washington Post Co. Class B	560	483,980
TOTAL MEDIA		7,022,942
MULTILINE RETAIL - 6.3%
Big Lots, Inc. (a)	8,700	88,566
Family Dollar Stores, Inc.	9,000	242,820
Federated Department Stores, Inc.	7,700	442,750
JCPenney Co., Inc.	7,400	350,834
Neiman Marcus Group, Inc. Class A	6,000	589,920
Nordstrom, Inc.	4,500	228,735
Saks, Inc.	3,200	54,528
Target Corp.	34,400	1,596,504
TOTAL MULTILINE RETAIL		3,594,657
PERSONAL PRODUCTS - 2.6%
Avon Products, Inc.	22,400	897,792
Gillette Co.	11,100	573,204
TOTAL PERSONAL PRODUCTS		1,470,996
REAL ESTATE - 0.3%
MeriStar Hospitality Corp. (a)	24,700	169,195
SOFTWARE - 0.4%
Electronic Arts, Inc. (a)	3,900	208,221
SPECIALTY RETAIL - 8.7%
AC Moore Arts & Crafts, Inc. (a)	3,200	83,232
Aeropostale, Inc. (a)	8,500	237,405
American Eagle Outfitters, Inc.	23,500	616,170
Chico's FAS, Inc. (a)	11,800	302,434
Foot Locker, Inc.	15,800	421,228
Guitar Center, Inc. (a)	2,300	113,505
Hot Topic, Inc. (a)	4,350	86,957
Lowe's Companies, Inc.	14,600	760,806
Michaels Stores, Inc.	2,500	83,000
Office Depot, Inc. (a)	15,900	311,322
PETsMART, Inc.	4,500	119,925

	Shares	Value
Sports Authority, Inc. (a)	1,400	$ 37,240
Staples, Inc.	27,450	523,472
Steiner Leisure Ltd. (a)	10,972	328,776
Toys 'R' Us, Inc. (a)	9,200	233,220
Urban Outfitters, Inc. (a)	7,500	332,250
Weight Watchers International, Inc. (a)	5,200	217,100
West Marine, Inc. (a)	6,100	99,735
TOTAL SPECIALTY RETAIL		4,907,777
TEXTILES, APPAREL & LUXURY GOODS - 4.2%
Carter's, Inc. (a)	6,800	256,496
Coach, Inc. (a)	10,800	289,440
Kenneth Cole Productions, Inc. Class A (sub. vtg.)	3,200	95,936
Liz Claiborne, Inc.	13,100	464,133
NIKE, Inc. Class B	9,500	729,695
Phoenix Footwear Group, Inc. (a)	22,100	141,661
Polo Ralph Lauren Corp. Class A	7,600	266,760
Quiksilver, Inc. (a)	4,900	134,995
TOTAL TEXTILES, APPAREL & LUXURY GOODS		2,379,116
TOTAL COMMON STOCKS (Cost $50,011,311)		55,261,875
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 2.84% (b)	886,159	886,159
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	306,600	306,600
TOTAL MONEY MARKET FUNDS (Cost $1,192,759)		1,192,759
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $51,204,070)		56,454,634
NET OTHER ASSETS - 0.3%		176,086
NET ASSETS - 100%		$ 56,630,720
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $51,212,828. Net unrealized appreciation aggregated $5,241,806, of which $7,228,598 related to appreciated investment securities and $1,986,792 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Cyclical Industries Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800323.101

AFCY-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
AEROSPACE & DEFENSE - 18.4%
BE Aerospace, Inc. (a)	80,700	$ 979,698
DRS Technologies, Inc. (a)	6,200	274,350
EADS NV	5,779	164,930
EDO Corp.	24,040	717,113
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	9,200	265,328
Essex Corp. (a)	2,700	41,472
General Dynamics Corp.	2,800	294,140
Goodrich Corp.	13,400	540,020
Hexcel Corp. (a)	51,500	844,600
Honeywell International, Inc.	84,200	3,010,992
L-3 Communications Holdings, Inc.	20,100	1,426,497
Lockheed Martin Corp.	26,714	1,628,218
Meggitt PLC	64,800	321,451
Precision Castparts Corp.	29,400	2,165,604
Raytheon Co.	29,300	1,101,973
Rockwell Collins, Inc.	33,140	1,520,463
SI International, Inc. (a)	4,600	103,684
The Boeing Co.	64,500	3,839,040
United Technologies Corp.	18,800	1,912,336
TOTAL AEROSPACE & DEFENSE		21,151,909
AIR FREIGHT & LOGISTICS - 6.1%
C.H. Robinson Worldwide, Inc.	6,300	325,080
Dynamex, Inc. (a)	37,840	678,471
EGL, Inc. (a)	36,500	712,115
Expeditors International of Washington, Inc.	15,500	761,205
FedEx Corp.	15,600	1,325,220
Forward Air Corp.	23,620	568,297
Hub Group, Inc. Class A (a)	5,068	278,740
Park-Ohio Holdings Corp. (a)	16,500	233,310
United Parcel Service, Inc. Class B	18,600	1,326,366
UTI Worldwide, Inc.	12,900	827,406
TOTAL AIR FREIGHT & LOGISTICS		7,036,210
AIRLINES - 1.9%
AirTran Holdings, Inc. (a)	128,000	1,062,400
Alaska Air Group, Inc. (a)	8,600	229,362
AMR Corp. (a)	46,000	481,620
JetBlue Airways Corp. (a)	14,600	292,730
Ryanair Holdings PLC sponsored ADR (a)	4,000	160,600
TOTAL AIRLINES		2,226,712
AUTO COMPONENTS - 1.4%
American Axle & Manufacturing Holdings, Inc.	12,300	245,508
Amerigon, Inc. (a)	1,500	6,150
BorgWarner, Inc.	7,800	356,616

	Shares	Value
Johnson Controls, Inc.	7,400	$ 406,038
LKQ Corp. (a)	14,200	285,988
Midas, Inc. (a)	13,200	285,384
TOTAL AUTO COMPONENTS		1,585,684
AUTOMOBILES - 1.6%
Coachmen Industries, Inc.	20,700	237,843
Honda Motor Co. Ltd. sponsored ADR	10,300	248,230
Hyundai Motor Co.	8,390	453,536
National R.V. Holdings, Inc. (a)	27,800	265,768
Renault SA	4,700	395,201
Toyota Motor Corp. sponsored ADR	3,500	254,485
TOTAL AUTOMOBILES		1,855,063
BUILDING PRODUCTS - 2.3%
American Standard Companies, Inc.	8,600	384,506
Masco Corp.	30,200	950,998
Quixote Corp.	17,051	343,237
Trex Co., Inc. (a)	300	12,054
York International Corp.	22,900	896,077
TOTAL BUILDING PRODUCTS		2,586,872
CHEMICALS - 14.2%
Agrium, Inc.	38,500	688,401
Air Products & Chemicals, Inc.	23,500	1,380,155
Airgas, Inc.	29,600	648,832
Albemarle Corp.	13,700	501,557
Cytec Industries, Inc.	18,000	830,160
Dow Chemical Co.	50,600	2,324,058
Ecolab, Inc.	21,300	696,723
Ferro Corp.	26,200	474,744
FMC Corp. (a)	21,500	1,053,500
Great Lakes Chemical Corp.	17,000	527,680
Lubrizol Corp.	13,100	507,887
Lyondell Chemical Co.	26,628	668,097
Minerals Technologies, Inc.	4,300	280,876
Monsanto Co.	16,300	955,506
Mosaic Co. (a)	59,200	760,720
NOVA Chemicals Corp.	11,400	369,536
Pioneer Companies, Inc. (a)	35,900	775,440
PolyOne Corp. (a)	40,000	308,800
Potash Corp. of Saskatchewan	8,400	707,193
Praxair, Inc.	32,400	1,517,292
Rohm & Haas Co.	200	8,732
Spartech Corp.	13,000	253,110
TOTAL CHEMICALS		16,238,999
COMMERCIAL SERVICES & SUPPLIES - 2.2%
Education Management Corp. (a)	5,200	145,600
Herman Miller, Inc.	19,300	551,980
Resources Connection, Inc. (a)	12,900	246,519
Common Stocks - continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - CONTINUED
Robert Half International, Inc.	22,400	$ 555,968
Waste Connections, Inc. (a)	15,050	530,061
Waste Management, Inc.	600	17,094
Waste Services, Inc. (a)	120,100	415,546
TOTAL COMMERCIAL SERVICES & SUPPLIES		2,462,768
COMMUNICATIONS EQUIPMENT - 0.5%
Harris Corp.	21,200	597,840
CONSTRUCTION & ENGINEERING - 5.9%
Chicago Bridge & Iron Co. NV (NY Shares)	39,400	881,772
Dycom Industries, Inc. (a)	40,800	949,008
EMCOR Group, Inc. (a)	7,500	335,100
Fluor Corp.	34,200	1,763,352
Foster Wheeler Ltd. (a)	32,920	485,570
Infrasource Services, Inc.	4,900	49,245
Jacobs Engineering Group, Inc. (a)	8,100	394,551
Perini Corp. (a)	38,400	532,224
Shaw Group, Inc. (a)	44,400	802,308
SNC-Lavalin Group, Inc.	6,000	348,075
Washington Group International, Inc. (a)	5,800	240,294
TOTAL CONSTRUCTION & ENGINEERING		6,781,499
CONSTRUCTION MATERIALS - 1.5%
Eagle Materials, Inc.	5,740	431,935
Florida Rock Industries, Inc.	15,100	877,008
Lafarge North America, Inc.	6,400	355,264
Vulcan Materials Co.	600	31,824
TOTAL CONSTRUCTION MATERIALS		1,696,031
CONTAINERS & PACKAGING - 1.0%
Owens-Illinois, Inc. (a)	40,800	1,000,416
Packaging Corp. of America	6,600	147,774
TOTAL CONTAINERS & PACKAGING		1,148,190
ELECTRIC UTILITIES - 0.3%
Shanghai Electric (Group) Corp. (H Shares) (a)	1,748,000	376,724
ELECTRICAL EQUIPMENT - 2.6%
ABB Ltd. sponsored ADR (a)	137,200	864,360
AMETEK, Inc.	10,700	405,209
Emerson Electric Co.	100	6,267
NEOMAX Co. Ltd.	15,000	357,654
Rockwell Automation, Inc.	9,800	453,054
Roper Industries, Inc.	14,000	947,380
TOTAL ELECTRICAL EQUIPMENT		3,033,924
ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%
FARO Technologies, Inc. (a)	4,000	107,400

	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES - 0.1%
Varian, Inc. (a)	2,700	$ 89,559
HOUSEHOLD DURABLES - 3.4%
D.R. Horton, Inc.	21,600	658,800
Harman International Industries, Inc.	3,200	251,456
Interface, Inc. Class A (a)	82,840	497,040
KB Home	13,000	741,000
Ryland Group, Inc.	9,200	564,880
Tempur-Pedic International, Inc. (a)	29,200	557,428
Toll Brothers, Inc. (a)	9,000	682,200
TOTAL HOUSEHOLD DURABLES		3,952,804
INDUSTRIAL CONGLOMERATES - 7.4%
3M Co.	21,760	1,663,987
General Electric Co.	57,400	2,077,880
Tyco International Ltd.	150,100	4,699,634
TOTAL INDUSTRIAL CONGLOMERATES		8,441,501
IT SERVICES - 0.3%
Anteon International Corp. (a)	7,500	313,500
MACHINERY - 13.1%
A.S.V., Inc. (a)	7,200	257,328
Briggs & Stratton Corp.	13,800	446,706
Bucyrus International, Inc. Class A	24,100	938,454
Caterpillar, Inc.	27,000	2,377,350
CUNO, Inc. (a)	3,900	197,808
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	29,370	524,306
Danaher Corp.	17,300	875,899
Deere & Co.	27,000	1,688,580
Dover Corp.	8,000	290,880
Gardner Denver, Inc. (a)	16,100	588,294
Hyundai Heavy Industries Co. Ltd.	15,860	806,440
Hyundai Mipo Dockyard Co. Ltd.	9,420	599,909
ITT Industries, Inc.	10,200	922,692
Joy Global, Inc.	22,500	762,075
Kennametal, Inc.	3	136
Manitowoc Co., Inc.	21,200	848,000
Navistar International Corp. (a)	16,140	476,614
PACCAR, Inc.	1,950	132,405
Pall Corp.	200	5,366
Pentair, Inc.	7,000	278,460
SPX Corp.	4,300	166,367
Timken Co.	21,500	534,060
Toro Co.	3,400	140,488
Wabash National Corp.	12,300	313,650
Watts Water Technologies, Inc. Class A	27,800	868,750
TOTAL MACHINERY		15,041,017
MARINE - 2.1%
Alexander & Baldwin, Inc.	7,920	322,582
Common Stocks - continued
	Shares	Value
MARINE - CONTINUED
Camillo Eitzen & Co. ASA	25,800	$ 288,873
Diana Shipping, Inc.	20,000	285,000
DryShips, Inc.	14,700	233,289
Excel Maritime Carriers Ltd. (a)	10,900	155,107
Golden Ocean Group Ltd. (a)	1,400	761
Odfjell ASA (A Shares)	14,950	559,560
Stolt-Nielsen SA	15,800	537,038
TOTAL MARINE		2,382,210
METALS & MINING - 0.6%
Massey Energy Co.	5,100	184,161
Noranda, Inc.	25,900	485,747
TOTAL METALS & MINING		669,908
OIL & GAS - 1.2%
Ashland, Inc.	14,600	981,704
Teekay Shipping Corp.	8,800	369,072
TOTAL OIL & GAS		1,350,776
ROAD & RAIL - 6.8%
Burlington Northern Santa Fe Corp.	27,600	1,331,700
Canadian National Railway Co.	28,200	1,619,144
Canadian Pacific Railway Ltd.	20,000	698,534
CSX Corp.	37,500	1,504,875
Laidlaw International, Inc. (a)	35,700	799,323
Landstar System, Inc. (a)	16,350	501,128
Norfolk Southern Corp.	40,700	1,277,980
P.A.M. Transportation Services, Inc. (a)	7,249	122,073
TOTAL ROAD & RAIL		7,854,757
SPECIALTY RETAIL - 1.1%
Asbury Automotive Group, Inc. (a)	26,500	364,110
Sherwin-Williams Co.	12,800	570,496
The Pep Boys - Manny, Moe & Jack	24,900	353,082
TOTAL SPECIALTY RETAIL		1,287,688
TRADING COMPANIES & DISTRIBUTORS - 1.6%
MSC Industrial Direct Co., Inc. Class A	30,300	814,161
WESCO International, Inc. (a)	41,000	991,380
TOTAL TRADING COMPANIES & DISTRIBUTORS		1,805,541
TOTAL COMMON STOCKS (Cost $106,827,124)		112,075,086
Nonconvertible Preferred Stocks - 0.2%

AEROSPACE & DEFENSE - 0.0%
Rolls-Royce Group PLC Series B	970,000	1,915

	Shares	Value
AUTOMOBILES - 0.2%
Porsche AG (non-vtg.)	400	$ 260,589
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $295,648)		262,504
Money Market Funds - 2.0%

Fidelity Cash Central Fund, 2.84% (b)	1,729,756	1,729,756
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	575,000	575,000
TOTAL MONEY MARKET FUNDS (Cost $2,304,756)		2,304,756
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $109,427,528)		114,642,346
NET OTHER ASSETS - 0.1%		91,963
NET ASSETS - 100%		$ 114,734,309
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $109,916,598. Net unrealized appreciation aggregated $4,725,748, of which $10,923,289 related to appreciated investment securities and $6,197,541 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Developing Communications Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800324.101

AFDC-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.3%
51job, Inc. sponsored ADR	1,600	$ 27,248
COMMUNICATIONS EQUIPMENT - 61.0%
ADC Telecommunications, Inc. (a)	31,500	71,505
Adva AG Optical Networking (a)	10,620	56,588
Alvarion Ltd. (a)	9,500	82,935
Andrew Corp. (a)	9,900	121,473
AudioCodes Ltd. (a)	12,800	124,288
Avaya, Inc. (a)	58,650	509,082
Bookham, Inc. (a)	372	1,116
C-COR, Inc. (a)	9,024	59,649
Carrier Access Corp. (a)	9,200	48,484
CIENA Corp. (a)	72,150	165,945
Comverse Technology, Inc. (a)	9,960	226,988
Ditech Communications Corp. (a)	1,750	19,793
Enterasys Networks, Inc. (a)	53,707	38,669
Extreme Networks, Inc. (a)	14,056	62,549
Foundry Networks, Inc. (a)	5,980	50,232
Foxconn International Holdings Ltd.	2,000	1,199
Harmonic, Inc. (a)	8,300	45,733
InterDigital Communication Corp. (a)	100	1,636
Juniper Networks, Inc. (a)	41,850	945,392
Marconi Corp. PLC (a)	3,500	17,632
Motorola, Inc.	25,500	391,170
MRV Communications, Inc. (a)	21,765	41,571
NMS Communications Corp. (a)	30,000	95,400
Nokia Corp. sponsored ADR	46,600	744,668
Polycom, Inc. (a)	3,500	53,410
Powerwave Technologies, Inc. (a)	18,640	134,581
QUALCOMM, Inc.	27,600	962,960
Redback Networks, Inc. (a)	1,883	10,093
Research In Motion Ltd. (a)	7,340	472,593
Riverstone Networks, Inc. (a)	93,500	70,125
SiRF Technology Holdings, Inc.	13,700	156,317
Sonus Networks, Inc. (a)	26,104	89,798
Stratex Networks, Inc. (a)	10,000	13,000
Tekelec (a)	5,220	71,044
Telefonaktiebolaget LM Ericsson (B Shares) ADR (a)	22	648
Telson Electronics Co. Ltd. (a)	16,942	0
TTP Communications PLC (a)	63,800	54,695
Tut Systems, Inc. (a)	2,400	7,176
WJ Communications, Inc. (a)	449	894
TOTAL COMMUNICATIONS EQUIPMENT		6,021,031
COMPUTERS & PERIPHERALS - 0.9%
Compal Electronics, Inc.	5,299	4,919
Concurrent Computer Corp. (a)	28,817	50,718
NEC Corp. ADR	90	496
Novatel Wireless, Inc.	4,000	35,840
TOTAL COMPUTERS & PERIPHERALS		91,973

	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES - 0.9%
Philippine Long Distance Telephone Co. sponsored ADR	1,400	$ 36,078
PT Indosat Tbk ADR	1,100	24,783
PT Telkomunikasi Indonesia Tbk sponsored ADR	1,500	27,030
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		87,891
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.6%
Aeroflex, Inc. (a)	17,100	135,603
AU Optronics Corp. sponsored ADR	14,275	231,541
CellStar Corp. (a)	8,904	22,438
KEMET Corp. (a)	7,800	48,750
Merix Corp. (a)	4,668	36,690
Photon Dynamics, Inc. (a)	9,300	179,955
Solectron Corp. (a)	12,500	41,250
TTM Technologies, Inc. (a)	6,200	55,862
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		752,089
HOUSEHOLD DURABLES - 0.4%
Thomson SA	1,700	41,978
INTERNET SOFTWARE & SERVICES - 7.4%
AsiaInfo Holdings, Inc. (a)	10,200	49,572
Google, Inc. Class A (sub. vtg.)	2,400	528,000
Openwave Systems, Inc. (a)	5,807	77,756
Sina Corp. (a)	1,200	32,964
Tom Online, Inc. ADR	3,500	40,670
TOTAL INTERNET SOFTWARE & SERVICES		728,962
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 11.8%
Agere Systems, Inc. Class B (a)	19,650	23,187
Amkor Technology, Inc. (a)	3,200	10,336
Applied Micro Circuits Corp. (a)	23,300	62,211
ARM Holdings PLC sponsored ADR	9,100	49,140
Cypress Semiconductor Corp. (a)	2,100	25,179
Exar Corp. (a)	800	10,152
Freescale Semiconductor, Inc. Class A	14,100	263,952
Helix Technology Corp.	2,800	33,726
Intersil Corp. Class A	3,151	55,016
LTX Corp. (a)	5,100	19,584
Marvell Technology Group Ltd. (a)	200	6,696
Microsemi Corp. (a)	1,000	16,920
Microtune, Inc. (a)	4,900	16,856
Mindspeed Technologies, Inc. (a)	86,875	118,150
National Semiconductor Corp.	5,300	101,124
O2Micro International Ltd. (a)	7,800	80,418
Pixelworks, Inc. (a)	1,500	11,550
PowerDsine Ltd.	1,200	9,540
RF Micro Devices, Inc. (a)	5,500	21,560
Sigma Designs, Inc. (a)	1,000	7,650
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Silicon Image, Inc. (a)	3,600	$ 36,252
Silicon Laboratories, Inc. (a)	2,000	50,800
Skyworks Solutions, Inc. (a)	4,700	24,628
Teradyne, Inc. (a)	1,500	16,530
Vitesse Semiconductor Corp. (a)	35,400	73,632
Volterra Semiconductor Corp.	1,600	17,072
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		1,161,861
SOFTWARE - 4.2%
Intervoice, Inc. (a)	4,700	50,408
JAMDAT Mobile, Inc.	6,310	107,649
Macrovision Corp. (a)	2,436	49,816
NAVTEQ Corp.	400	14,568
Portal Software, Inc. (a)	5,000	11,750
RADWARE Ltd. (a)	4,200	91,854
Ulticom, Inc. (a)	9,998	89,282
TOTAL SOFTWARE		415,327
WIRELESS TELECOMMUNICATION SERVICES - 4.4%
Crown Castle International Corp. (a)	3,100	50,003
Nextel Partners, Inc. Class A (a)	4,100	96,432
NII Holdings, Inc. (a)	1,100	55,077
SpectraSite, Inc. (a)	900	50,517
Wireless Facilities, Inc. (a)	33,233	175,803
TOTAL WIRELESS TELECOMMUNICATION SERVICES		427,832
TOTAL COMMON STOCKS (Cost $11,016,560)		9,756,192
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 2.84% (b) (Cost $117,940)	117,940	117,940
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $11,134,500)		9,874,132
NET OTHER ASSETS - (0.1)%		(8,603)
NET ASSETS - 100%		$ 9,865,529
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $11,349,172. Net unrealized depreciation aggregated $1,475,040, of which $663,620 related to appreciated investment securities and $2,138,660 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity ® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800325.101

AFEL-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
BIOTECHNOLOGY - 1.7%
Affymetrix, Inc. (a)	14,190	$ 654,301
COMMUNICATIONS EQUIPMENT - 5.2%
Nokia Corp. sponsored ADR	125,000	1,997,500
COMPUTERS & PERIPHERALS - 1.0%
Quanta Computer, Inc.	226,274	378,089
ELECTRONIC EQUIPMENT & INSTRUMENTS - 15.5%
Amphenol Corp. Class A	13,360	526,918
Arrow Electronics, Inc. (a)	90,000	2,190,600
Avnet, Inc. (a)	24,900	470,361
Flextronics International Ltd. (a)	100,000	1,115,000
Hon Hai Precision Industries Co. Ltd.	277,949	1,321,236
Ingram Micro, Inc. Class A (a)	22,700	378,182
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		6,002,297
OFFICE ELECTRONICS - 1.0%
Canon, Inc. ADR	7,700	400,708
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 71.4%
Agere Systems, Inc. Class A (a)	427,200	499,824
AMIS Holdings, Inc. (a)	9,800	110,348
Analog Devices, Inc.	117,350	4,002,809
Applied Materials, Inc.	77,060	1,145,882
ATI Technologies, Inc. (a)	35,700	533,081
ATMI, Inc. (a)	17,013	389,853
Exar Corp. (a)	16,600	210,654
FormFactor, Inc. (a)	19,000	433,960
Freescale Semiconductor, Inc. Class A	41,600	778,752
Intel Corp.	175,190	4,120,469
International Rectifier Corp. (a)	9,200	391,368
Intersil Corp. Class A	86,900	1,517,274
KLA-Tencor Corp.	27,190	1,060,954
Lam Research Corp. (a)	43,930	1,126,805
Marvell Technology Group Ltd. (a)	9,700	324,756
Maxim Integrated Products, Inc.	29,000	1,084,600
Microchip Technology, Inc.	31,800	905,664
National Semiconductor Corp.	201,320	3,841,186
O2Micro International Ltd. (a)	66,300	683,553
Rambus, Inc. (a)	30,000	426,600
Samsung Electronics Co. Ltd.	1,520	689,038
Silicon Image, Inc. (a)	19,100	192,337
Tessera Technologies, Inc. (a)	10,000	265,600
Texas Instruments, Inc.	73,580	1,836,557
Varian Semiconductor Equipment Associates, Inc. (a)	8,700	324,423
Veeco Instruments, Inc. (a)	27,600	367,356
Volterra Semiconductor Corp.	30,500	325,435
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		27,589,138
TOTAL COMMON STOCKS (Cost $39,354,441)		37,022,033
Money Market Funds - 2.6%
	Shares	Value
Fidelity Cash Central Fund, 2.84% (b) (Cost $994,133)	994,133	$ 994,133
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $40,348,574)		38,016,166
NET OTHER ASSETS - 1.6%		603,314
NET ASSETS - 100%		$ 38,619,480
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $40,536,198. Net unrealized depreciation aggregated $2,520,032, of which $1,939,009 related to appreciated investment securities and $4,459,041 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800326.101

AFFS-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
CAPITAL MARKETS - 16.3%
American Capital Strategies Ltd.	12,100	$ 386,958
Ameritrade Holding Corp. (a)	103,500	1,084,680
Bank of New York Co., Inc.	45,760	1,278,534
Bear Stearns Companies, Inc.	21,500	2,035,190
Calamos Asset Management, Inc. Class A	15,400	358,666
Charles Schwab Corp.	229,500	2,375,325
Deutsche Bank AG (NY Shares)	4,900	401,506
E*TRADE Financial Corp. (a)	355,800	3,952,938
Federated Investors, Inc. Class B (non-vtg.)	20,200	574,690
Firstcity Financial Corp. (a)	27,900	348,471
Franklin Resources, Inc.	45,300	3,111,204
Goldman Sachs Group, Inc.	72,100	7,699,559
Investors Financial Services Corp.	11,100	465,645
LaBranche & Co., Inc. (a)	31,500	209,475
Legg Mason, Inc.	18,900	1,339,254
Lehman Brothers Holdings, Inc.	41,300	3,788,036
Merrill Lynch & Co., Inc.	381,700	20,585,081
Morgan Stanley	76,000	3,999,120
Northern Trust Corp.	53,500	2,409,105
Nuveen Investments, Inc. Class A	25,300	859,947
Piper Jaffray Companies (a)	2,479	68,544
State Street Corp.	53,200	2,459,436
TradeStation Group, Inc. (a)	210,661	1,358,763
UBS AG (NY Shares)	85,500	6,865,650
TOTAL CAPITAL MARKETS		68,015,777
COMMERCIAL BANKS - 25.6%
Banco Popolare di Verona e Novara	103,500	1,917,984
Bangkok Bank Ltd. PCL (For. Reg.)	346,100	938,844
Bank of America Corp.	851,202	38,338,137
Cathay General Bancorp	62,464	2,053,192
Center Financial Corp., California	57,600	1,148,544
City National Corp.	10,100	712,050
East West Bancorp, Inc.	11,977	384,701
HDFC Bank Ltd. sponsored ADR	70,600	3,064,746
HSBC Holdings PLC sponsored ADR	2,900	232,145
M&T Bank Corp.	5,400	558,630
Mitsubishi Tokyo Financial Group, Inc. (MTFG) sponsored ADR	177,500	1,535,375
Nara Bancorp, Inc.	4,700	63,168
National Bank of Canada	69,400	2,890,495
North Fork Bancorp, Inc., New York	55,334	1,557,652
Royal Bank of Canada	50,500	3,007,887
Silicon Valley Bancshares (a)	29,500	1,398,300
Standard Chartered PLC (United Kingdom)	51,700	936,228
State Bank of India	100,607	1,479,685
Synovus Financial Corp.	1,100	30,833
U.S. Bancorp, Delaware	290,000	8,091,000
UCBH Holdings, Inc.	44,200	695,266

	Shares	Value
Valley National Bancorp	245	$ 6,074
Wachovia Corp.	322,377	16,499,255
Wells Fargo & Co.	232,900	13,960,026
Westcorp	108,400	4,849,816
TOTAL COMMERCIAL BANKS		106,350,033
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Asset Acceptance Capital Corp. (a)	231,661	4,737,467
Jackson Hewitt Tax Service, Inc.	207,400	3,820,308
TOTAL COMMERCIAL SERVICES & SUPPLIES		8,557,775
CONSUMER FINANCE - 10.8%
Advanta Corp. Class B	21,600	530,280
American Express Co.	388,900	20,495,030
Capital One Financial Corp.	111,000	7,868,790
Dollar Financial Corp.	273,233	2,770,583
First Marblehead Corp. (a)	127,500	4,912,575
MBNA Corp.	267,675	5,286,581
SLM Corp.	61,700	2,939,388
TOTAL CONSUMER FINANCE		44,803,227
DIVERSIFIED FINANCIAL SERVICES - 10.0%
Chicago Mercantile Exchange Holdings, Inc. Class A	400	78,208
CIT Group, Inc.	173,400	6,984,552
Citigroup, Inc.	268,269	12,597,912
Encore Capital Group, Inc. (a)	19,500	305,175
J.P. Morgan Chase & Co.	595,694	21,141,180
Marlin Business Services Corp. (a)	36,749	723,588
TOTAL DIVERSIFIED FINANCIAL SERVICES		41,830,615
INDUSTRIAL CONGLOMERATES - 1.6%
General Electric Co.	188,300	6,816,460
INSURANCE - 21.8%
ACE Ltd.	187,700	8,063,592
AFLAC, Inc.	126,600	5,146,290
AMBAC Financial Group, Inc.	38,950	2,603,808
American International Group, Inc.	595,460	30,279,141
Berkshire Hathaway, Inc. Class B (a)	1,484	4,152,247
Endurance Specialty Holdings Ltd.	162,470	5,881,414
Fidelity National Financial, Inc.	32,350	1,038,759
Genworth Financial, Inc. Class A (non-vtg.)	17,800	497,510
Hartford Financial Services Group, Inc.	76,300	5,521,831
HCC Insurance Holdings, Inc.	28,100	999,517
Lincoln National Corp.	6,500	292,305
Max Re Capital Ltd.	34,345	753,873
MBIA, Inc.	35,400	1,854,252
MetLife, Inc.	129,900	5,053,110
Montpelier Re Holdings Ltd.	24,500	813,155
PartnerRe Ltd.	38,200	2,226,296
Platinum Underwriters Holdings Ltd.	39,800	1,178,080
Common Stocks - continued
	Shares	Value
INSURANCE - CONTINUED
Protective Life Corp.	17,200	$ 657,728
Prudential Financial, Inc.	9,100	520,065
Scottish Re Group Ltd.	62,800	1,474,544
St. Paul Travelers Companies, Inc.	58,000	2,076,400
Sun Life Financial, Inc.	142,200	4,438,841
Torchmark Corp.	17,500	935,025
Unitrin, Inc.	20,900	950,950
XL Capital Ltd. Class A	47,100	3,311,130
TOTAL INSURANCE		90,719,863
IT SERVICES - 0.2%
First Data Corp.	22,300	848,069
REAL ESTATE - 2.9%
Apartment Investment & Management Co. Class A	33,200	1,265,584
CBL & Associates Properties, Inc.	12,146	939,736
Digital Realty Trust, Inc.	34,300	489,461
Duke Realty Corp.	23,000	703,800
Equity Lifestyle Properties, Inc.	14,200	519,720
Equity Residential (SBI)	29,600	1,016,760
Federal Realty Investment Trust (SBI)	7,400	395,900
Healthcare Realty Trust, Inc.	47,000	1,814,670
Reckson Associates Realty Corp.	25,400	819,150
Simon Property Group, Inc.	54,400	3,594,208
The Mills Corp.	9,500	542,830
Vornado Realty Trust	300	22,935
TOTAL REAL ESTATE		12,124,754
THRIFTS & MORTGAGE FINANCE - 5.5%
Countrywide Financial Corp.	101,399	3,669,630
Doral Financial Corp.	800	11,240
Downey Financial Corp.	7,500	485,475
Fannie Mae	87,335	4,711,723
Freddie Mac	17,700	1,088,904
Golden West Financial Corp., Delaware	65,200	4,063,916
Hudson City Bancorp, Inc.	42,600	1,413,042
MGIC Investment Corp.	16,900	997,100
Radian Group, Inc.	20,655	917,702
Sovereign Bancorp, Inc.	75,900	1,561,263
The PMI Group, Inc.	28,200	991,512
W Holding Co., Inc.	109,774	888,072
Washington Mutual, Inc.	49,500	2,045,340
TOTAL THRIFTS & MORTGAGE FINANCE		22,844,919
TOTAL COMMON STOCKS (Cost $340,561,026)		402,911,492
Money Market Funds - 4.0%
	Shares	Value
Fidelity Cash Central Fund, 2.84% (b)	14,329,594	$ 14,329,594
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	2,228,100	2,228,100
TOTAL MONEY MARKET FUNDS (Cost $16,557,694)		16,557,694
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $357,118,720)		419,469,186
NET OTHER ASSETS - (0.8)%		(3,365,182)
NET ASSETS - 100%		$ 416,104,004
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $358,847,955. Net unrealized appreciation aggregated $60,621,231, of which $76,252,045 related to appreciated investment securities and $15,630,814 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800327.101

AFHC-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
BIOTECHNOLOGY - 16.0%
Affymetrix, Inc. (a)	56,600	$ 2,609,826
Alkermes, Inc. (a)	110,864	1,247,220
Amgen, Inc. (a)	566,900	32,999,249
Biogen Idec, Inc. (a)	206,800	7,494,432
Genentech, Inc. (a)	622,100	44,131,774
Genzyme Corp. - General Division (a)	134,700	7,894,767
Gilead Sciences, Inc. (a)	207,000	7,679,700
Human Genome Sciences, Inc. (a)	63,500	656,590
ImClone Systems, Inc. (a)	47,300	1,506,505
Martek Biosciences (a)	14,200	543,434
MedImmune, Inc. (a)	115,030	2,918,311
Millennium Pharmaceuticals, Inc. (a)	435,000	3,810,600
Neurocrine Biosciences, Inc. (a)	118,700	4,149,752
OSI Pharmaceuticals, Inc. (a)	26,000	1,230,710
Protein Design Labs, Inc. (a)	59,600	1,065,648
TOTAL BIOTECHNOLOGY		119,938,518
HEALTH CARE EQUIPMENT & SUPPLIES - 28.5%
Advanced Medical Optics, Inc. (a)	127,400	4,711,252
Alcon, Inc.	197,100	19,118,700
Animas Corp.	60,400	1,132,198
Aspect Medical Systems, Inc. (a)	135,400	3,389,062
Bausch & Lomb, Inc.	32,700	2,452,500
Baxter International, Inc.	1,050,400	38,969,840
Beckman Coulter, Inc.	109,000	7,271,390
Biomet, Inc.	101,275	3,918,330
Boston Scientific Corp. (a)	321,000	9,495,180
C.R. Bard, Inc.	33,100	2,355,727
Cooper Companies, Inc.	65,100	4,397,505
Cyberonics, Inc. (a)	94,400	3,557,936
Cytyc Corp. (a)	287,200	6,120,232
Dade Behring Holdings, Inc. (a)	65,500	4,039,385
DJ Orthopedics, Inc. (a)	75,400	1,896,310
Edwards Lifesciences Corp. (a)	115,000	5,064,600
Epix Pharmaceuticals, Inc. (a)	148,700	1,006,699
Gen-Probe, Inc. (a)	22,300	1,119,237
Guidant Corp.	143,500	10,630,480
Hospira, Inc. (a)	4,182	140,306
IntraLase Corp.	4,600	76,912
Kinetic Concepts, Inc. (a)	62,100	3,816,045
Medtronic, Inc.	932,596	49,147,809
Novoste Corp. (a)(d)	12,500	11,250
ResMed, Inc. (a)	57,200	3,552,120
Respironics, Inc. (a)	51,100	3,229,009
St. Jude Medical, Inc. (a)	424,500	16,568,235

	Shares	Value
Stereotaxis, Inc.	167,924	$ 1,167,072
Waters Corp. (a)	143,179	5,674,184
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		214,029,505
HEALTH CARE PROVIDERS & SERVICES - 16.0%
Caremark Rx, Inc. (a)	36,800	1,473,840
Cerner Corp. (a)	30,900	1,794,054
Community Health Systems, Inc. (a)	82,200	2,996,190
Covance, Inc. (a)	31,300	1,428,532
DaVita, Inc. (a)	68,350	2,754,505
Health Net, Inc. (a)	324,200	11,032,526
IMS Health, Inc.	239,600	5,745,608
Laboratory Corp. of America Holdings (a)	88,400	4,375,800
McKesson Corp.	465,100	17,208,700
Omnicare, Inc.	146,500	5,079,155
PacifiCare Health Systems, Inc. (a)	74,190	4,433,594
Patterson Companies, Inc. (a)	43,800	2,214,090
Pediatrix Medical Group, Inc. (a)	30,600	2,083,554
Quest Diagnostics, Inc.	66,800	7,067,440
UnitedHealth Group, Inc.	536,100	50,666,811
TOTAL HEALTH CARE PROVIDERS & SERVICES		120,354,399
PERSONAL PRODUCTS - 0.1%
NBTY, Inc. (a)	42,700	910,364
PHARMACEUTICALS - 39.2%
Abbott Laboratories	848,820	41,727,991
Allergan, Inc.	159,200	11,206,088
Bristol-Myers Squibb Co.	57,700	1,500,200
Eli Lilly & Co.	524,700	30,679,209
Endo Pharmaceuticals Holdings, Inc. (a)	76,400	1,516,540
Forest Laboratories, Inc. (a)	83,100	2,965,008
Hollis-Eden Pharmaceuticals, Inc. (a)	165,100	1,152,398
Ista Pharmaceuticals, Inc. (a)	82,900	630,869
IVAX Corp. (a)	109,900	2,077,110
Johnson & Johnson	990,962	68,009,723
Medicis Pharmaceutical Corp. Class A	30,300	851,430
Merck & Co., Inc.	1,003,600	34,022,040
Novartis AG sponsored ADR	78,600	3,830,178
Pfizer, Inc.	1,798,820	48,873,939
Roche Holding AG (participation certificate)	97,372	11,812,015
Sanofi-Aventis sponsored ADR	34,000	1,508,580
Sepracor, Inc. (a)	71,700	4,296,264
Watson Pharmaceuticals, Inc. (a)	89,000	2,670,000
Wyeth	571,620	25,688,603
TOTAL PHARMACEUTICALS		295,018,185
TOTAL COMMON STOCKS (Cost $632,004,489)		750,250,971
Nonconvertible Preferred Stocks - 0.0%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Geneprot, Inc. Series A (a)(e) (Cost $236,500)	43,000	$ 36,980
Money Market Funds - 3.7%

Fidelity Cash Central Fund, 2.84% (b)	3,919,451	3,919,451
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	23,792,250	23,792,250
TOTAL MONEY MARKET FUNDS (Cost $27,711,701)		27,711,701
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $659,952,690)		777,999,652
NET OTHER ASSETS - (3.5)%		(26,398,959)
NET ASSETS - 100%		$ 751,600,693
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $11,250 or 0.0% of net assets.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $36,980 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 236,500
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $666,050,893. Net unrealized appreciation aggregated $111,948,759, of which $149,324,218 related to appreciated investment securities and $37,375,459 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Natural Resources Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800328.101

ANR-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
CONSTRUCTION & ENGINEERING - 1.0%
Chicago Bridge & Iron Co. NV (NY Shares)	207,200	$ 4,637,136
CONTAINERS & PACKAGING - 1.1%
Packaging Corp. of America	81,900	1,833,741
Smurfit-Stone Container Corp. (a)	260,775	3,418,760
TOTAL CONTAINERS & PACKAGING		5,252,501
ELECTRICAL EQUIPMENT - 0.3%
Hydrogenics Corp. (a)	325,176	1,214,548
ENERGY EQUIPMENT & SERVICES - 30.8%
Baker Hughes, Inc.	98,050	4,325,966
BJ Services Co.	145,900	7,112,625
Cooper Cameron Corp. (a)	57,400	3,153,556
ENSCO International, Inc.	45,900	1,496,340
GlobalSantaFe Corp.	158,200	5,315,520
Grant Prideco, Inc. (a)	246,500	5,459,975
Halliburton Co.	436,300	18,145,717
Helmerich & Payne, Inc.	200	7,688
Hornbeck Offshore Services, Inc.	93,300	2,145,900
Maverick Tube Corp. (a)	30,100	875,609
Nabors Industries Ltd. (a)	53,600	2,887,432
National Oilwell Varco, Inc. (a)	540,332	21,472,794
Noble Corp.	139,200	7,085,280
Pason Systems, Inc.	17,900	535,001
Precision Drilling Corp. (a)	120,200	8,673,390
Pride International, Inc. (a)	279,900	6,241,770
Rowan Companies, Inc.	56,400	1,496,292
RPC, Inc.	26,400	383,856
Schlumberger Ltd. (NY Shares)	260,000	17,786,600
Smith International, Inc.	269,000	15,650,420
Tenaris SA sponsored ADR	23,000	1,314,450
Transocean, Inc. (a)	121,500	5,633,955
Weatherford International Ltd. (a)	68,600	3,577,490
TOTAL ENERGY EQUIPMENT & SERVICES		140,777,626
GAS UTILITIES - 0.8%
Questar Corp.	62,500	3,650,000
MACHINERY - 0.4%
Bucyrus International, Inc. Class A	43,500	1,693,890
METALS & MINING - 17.2%
Alamos Gold, Inc. (a)	60,900	183,907
Alcan, Inc.	5,600	181,571
Alcoa, Inc.	325,300	9,440,206
Allegheny Technologies, Inc.	32,300	723,520
Apex Silver Mines Ltd. (a)	275,800	3,618,496
Arch Coal, Inc.	21,100	935,574
Cameco Corp.	73,800	2,889,598
Cleveland-Cliffs, Inc.	27,500	1,595,275
Companhia Vale do Rio Doce sponsored ADR	800	21,560

	Shares	Value
CONSOL Energy, Inc.	147,500	$ 6,377,900
Freeport-McMoRan Copper & Gold, Inc. Class B	1,997	69,216
Goldcorp, Inc.	230,900	2,992,791
Industrias Penoles SA de CV	443,700	2,086,923
Inmet Mining Corp. (a)	120,400	1,535,678
Kinross Gold Corp. (a)	209,800	1,133,739
Massey Energy Co.	126,900	4,582,359
Newmont Mining Corp.	534,300	20,287,371
Noranda, Inc.	123,000	2,306,830
Peabody Energy Corp.	168,300	7,366,491
Phelps Dodge Corp.	18,800	1,613,980
Siderurgica Nacional Compania sponsored ADR	48,200	1,054,616
Stillwater Mining Co. (a)	71,600	522,680
Teck Cominco Ltd. Class B (sub. vtg.)	107,500	3,472,702
USEC, Inc.	152,600	2,006,690
Usinas Siderurgicas de Minas Gerais SA (Usiminas) (PN-A)	89,900	1,805,822
TOTAL METALS & MINING		78,805,495
OIL & GAS - 43.7%
Amerada Hess Corp.	500	46,825
Apache Corp.	7,400	416,546
Ashland, Inc.	29,000	1,949,960
BG Group PLC ADR	72,100	2,815,505
BP PLC sponsored ADR	528,948	32,212,934
Canadian Natural Resources Ltd.	101,400	5,028,299
Chesapeake Energy Corp.	213,400	4,105,816
ChevronTexaco Corp.	7,536	391,872
Comstock Resources, Inc. (a)	44,400	1,123,320
ConocoPhillips	235,999	24,744,495
Denbury Resources, Inc. (a)	69,000	2,190,060
El Paso Corp.	225,000	2,247,750
EnCana Corp.	203,132	13,001,352
Encore Acquisition Co. (a)	32,900	1,208,088
Energy Partners Ltd. (a)	44,400	1,014,984
ENI Spa sponsored ADR	24,000	3,011,040
Exxon Mobil Corp.	499,860	28,507,016
Forest Oil Corp. (a)	184,000	7,089,520
Frontier Oil Corp.	102,900	4,330,032
Gastar Exploration Ltd. (a)	93,400	320,648
Giant Industries, Inc. (a)	44,200	1,154,062
Holly Corp.	56,700	1,943,109
Marathon Oil Corp.	1,100	51,227
Neste Oil Oyj (a)	32,100	724,220
Noble Energy, Inc.	21,500	1,378,580
Norsk Hydro ASA sponsored ADR	19,800	1,552,518
Occidental Petroleum Corp.	149,900	10,343,100
Plains Exploration & Production Co. (a)	266,300	8,569,534
Pogo Producing Co.	10,300	463,603
Premcor, Inc.	106,300	7,031,745
Quicksilver Resources, Inc. (a)	67,200	3,449,376
Common Stocks - continued
	Shares	Value
OIL & GAS - CONTINUED
Range Resources Corp.	216,500	$ 4,903,725
Sunoco, Inc.	21,900	2,173,794
Talisman Energy, Inc.	400	12,070
Total SA sponsored ADR	59,900	6,643,509
Valero Energy Corp.	194,000	13,294,820
Williams Companies, Inc.	40,500	689,310
TOTAL OIL & GAS		200,134,364
PAPER & FOREST PRODUCTS - 1.9%
Canfor Corp. (a)	2,629	31,715
Georgia-Pacific Corp.	148,700	5,095,949
Sino-Forest Corp. (a)	151,600	390,340
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	288,500	3,170,615
TOTAL PAPER & FOREST PRODUCTS		8,688,619
TOTAL COMMON STOCKS (Cost $358,898,183)		444,854,179
Money Market Funds - 2.1%

Fidelity Cash Central Fund, 2.84% (b)	5,937,504	5,937,504
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	3,498,525	3,498,525
TOTAL MONEY MARKET FUNDS (Cost $9,436,029)		9,436,029
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $368,334,212)		454,290,208
NET OTHER ASSETS - 0.7%		3,085,453
NET ASSETS - 100%		$ 457,375,661
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $369,040,213. Net unrealized appreciation aggregated $85,249,995, of which $97,778,584 related to appreciated investment securities and $12,528,589 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800329.101

ARE-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 4.1%
Hotels, Resorts & Cruise Lines - 4.1%
Starwood Hotels & Resorts Worldwide, Inc. unit	102,610	$ 5,575,827
REAL ESTATE - 93.6%
REITs - Apartments - 13.9%
Apartment Investment & Management Co. Class A	26,000	991,120
AvalonBay Communities, Inc.	46,900	3,376,800
Equity Residential (SBI)	263,900	9,064,965
GMH Communities Trust	80,698	948,202
United Dominion Realty Trust, Inc. (SBI)	197,800	4,381,270
TOTAL REITS - APARTMENTS		18,762,357
REITs - Factory Outlets - 0.5%
Tanger Factory Outlet Centers, Inc.	31,300	724,908
REITs - Hotels - 4.5%
Innkeepers USA Trust (SBI)	236,000	3,131,720
MeriStar Hospitality Corp. (a)	423,580	2,901,523
TOTAL REITS - HOTELS		6,033,243
REITs - Industrial Buildings - 15.7%
Catellus Development Corp.	83,905	2,324,169
CenterPoint Properties Trust (SBI)	49,700	2,048,137
Duke Realty Corp.	143,310	4,385,286
Extra Space Storage, Inc.	45,000	585,000
ProLogis	197,790	7,830,506
Public Storage, Inc.	69,100	4,056,170
TOTAL REITS - INDUSTRIAL BUILDINGS		21,229,268
REITs - Malls - 13.7%
CBL & Associates Properties, Inc.	20,630	1,596,143
General Growth Properties, Inc.	192,299	7,520,814
Simon Property Group, Inc.	140,400	9,276,227
TOTAL REITS - MALLS		18,393,184
REITs - Management/Investment - 2.8%
Education Realty Trust, Inc.	15,900	254,400
Common Stocks - continued
	Shares	Value
REAL ESTATE - CONTINUED
REITs - Management/Investment - continued
Equity Lifestyle Properties, Inc.	48,300	$ 1,767,780
Newcastle Investment Corp.	25,030	738,135
Plum Creek Timber Co., Inc.	17,000	587,180
Trustreet Properties, Inc.	20,600	322,184
TOTAL REITS - MANAGEMENT/INVESTMENT		3,669,679
REITs - Mortgage - 0.4%
HomeBanc Mortgage Corp., Georgia	55,600	485,944
REITs - Office Buildings - 25.2%
American Financial Realty Trust (SBI)	10,900	167,097
Boston Properties, Inc.	90,300	6,002,241
CarrAmerica Realty Corp.	55,000	1,817,200
Equity Office Properties Trust	283,500	8,921,745
Highwoods Properties, Inc. (SBI)	90,600	2,548,578
Kilroy Realty Corp.	19,200	837,696
Reckson Associates Realty Corp.	174,070	5,613,758
Shurgard Storage Centers, Inc. Class A	17,800	744,574
SL Green Realty Corp.	50,900	3,104,900
Trizec Properties, Inc.	209,500	4,187,905
TOTAL REITS - OFFICE BUILDINGS		33,945,694
REITs - Prisons - 1.1%
Correctional Properties Trust	59,690	1,531,645
REITs - Shopping Centers - 15.8%
Federal Realty Investment Trust (SBI)	28,560	1,527,960
Inland Real Estate Corp.	94,100	1,444,435
Kimco Realty Corp.	94,000	5,206,660
New Plan Excel Realty Trust	20,900	539,429
Pan Pacific Retail Properties, Inc.	37,290	2,253,062
Regency Centers Corp.	19,800	1,042,470
Vornado Realty Trust	107,450	8,214,553
Weingarten Realty Investors (SBI)	28,600	1,029,886
TOTAL REITS - SHOPPING CENTERS		21,258,455
TOTAL REAL ESTATE		126,034,377
TOTAL COMMON STOCKS (Cost $110,086,198)		131,610,204
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 2.84% (b) (Cost $3,372,162)	3,372,162	$ 3,372,162
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $113,458,360)		134,982,366
NET OTHER ASSETS - (0.2)%		(320,839)
NET ASSETS - 100%		$ 134,661,527
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $113,678,769. Net unrealized appreciation aggregated $21,303,597, of which $22,027,436 related to appreciated investment securities and $723,839 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800330.101

AFTF-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.5%
51job, Inc. sponsored ADR	232,000	$ 3,950,960
COMMUNICATIONS EQUIPMENT - 36.6%
ADC Telecommunications, Inc. (a)	800,200	1,816,454
Alvarion Ltd. (a)	124,700	1,088,631
Andrew Corp. (a)	350,300	4,298,181
AudioCodes Ltd. (a)	335,000	3,252,850
Avaya, Inc. (a)	4,563,500	39,611,180
Carrier Access Corp. (a)	161,100	848,997
CIENA Corp. (a)	2,994,400	6,887,120
Cisco Systems, Inc. (a)	1,398,400	24,164,352
Comverse Technology, Inc. (a)	276,500	6,301,435
Corning, Inc. (a)	606,500	8,339,375
CSR PLC (a)	282,800	1,641,231
Enterasys Networks, Inc. (a)	25,797	18,574
Extreme Networks, Inc. (a)	155,000	689,750
F5 Networks, Inc. (a)	57,100	2,444,451
Foundry Networks, Inc. (a)	422,200	3,546,480
Foxconn International Holdings Ltd.	130,000	77,965
ITF Optical Technologies, Inc. Series A (d)	34,084	0
Juniper Networks, Inc. (a)	2,093,446	47,290,945
Motorola, Inc.	514,700	7,895,498
MRV Communications, Inc. (a)	584,600	1,116,586
NMS Communications Corp. (a)	151,180	480,752
Nokia Corp. sponsored ADR	2,999,900	47,938,402
Nortel Networks Corp. (a)	295,900	736,791
OZ Optics Ltd. unit (a)(d)	68,000	1,003,000
Packeteer, Inc. (a)	123,400	1,441,312
Powerwave Technologies, Inc. (a)	593,300	4,283,626
QUALCOMM, Inc.	1,417,200	49,446,107
Research In Motion Ltd. (a)	346,700	22,322,592
SiRF Technology Holdings, Inc.	148,500	1,694,385
Sonus Networks, Inc. (a)	1,013,600	3,486,784
TOTAL COMMUNICATIONS EQUIPMENT		294,163,806
COMPUTERS & PERIPHERALS - 13.4%
Apple Computer, Inc. (a)	484,800	17,481,888
Brocade Communications Systems, Inc. (a)	4,200	18,312
Compal Electronics, Inc.	1,933,179	1,794,564
Dell, Inc. (a)	898,400	31,291,272
EMC Corp. (a)	2,803,472	36,781,553
McDATA Corp. Class A (a)	573,200	1,765,456
Network Appliance, Inc. (a)	377,900	10,063,477
palmOne, Inc. (a)	34,168	732,220
Quanta Computer, Inc.	2,008,238	3,355,635
Sun Microsystems, Inc. (a)	1,374,600	4,989,798
TOTAL COMPUTERS & PERIPHERALS		108,274,175

	Shares	Value
ELECTRICAL EQUIPMENT - 0.7%
BYD Co. Ltd. (H Shares)	623,000	$ 1,766,254
Evergreen Solar, Inc. (a)	738,800	4,037,542
TOTAL ELECTRICAL EQUIPMENT		5,803,796
ELECTRONIC EQUIPMENT & INSTRUMENTS - 7.7%
Aeroflex, Inc. (a)	123,300	977,769
Agilent Technologies, Inc. (a)	212,900	4,417,675
Arrow Electronics, Inc. (a)	145,100	3,531,734
AU Optronics Corp. sponsored ADR	1,009,700	16,377,334
Avnet, Inc. (a)	173,400	3,275,526
Benchmark Electronics, Inc. (a)	81,400	2,201,056
Flextronics International Ltd. (a)	145,000	1,616,750
Hon Hai Precision Industries Co. Ltd.	1,252,713	5,954,798
Ingram Micro, Inc. Class A (a)	84,100	1,401,106
KEMET Corp. (a)	336,700	2,104,375
LG.Philips LCD Co. Ltd. ADR	108,400	2,509,460
Photon Dynamics, Inc. (a)	568,100	10,992,735
Solectron Corp. (a)	638,500	2,107,050
TTM Technologies, Inc. (a)	204,900	1,846,149
Vishay Intertechnology, Inc. (a)	145,000	1,550,050
Xyratex Ltd.	57,677	958,592
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS		61,822,159
HOTELS, RESTAURANTS & LEISURE - 0.0%
eLong, Inc. sponsored ADR	1,500	13,035
HOUSEHOLD DURABLES - 0.5%
LG Electronics, Inc.	33,080	2,206,217
ReignCom Ltd.	24,592	335,424
Thomson SA	68,900	1,701,329
TOTAL HOUSEHOLD DURABLES		4,242,970
INTERNET & CATALOG RETAIL - 0.3%
eBay, Inc. (a)	77,000	2,443,210
INTERNET SOFTWARE & SERVICES - 7.9%
AsiaInfo Holdings, Inc. (a)	183,700	892,782
Google, Inc. Class A (sub. vtg.)	214,100	47,102,000
Marchex, Inc. Class B	173,800	2,933,744
Openwave Systems, Inc. (a)	572,966	7,672,015
Sina Corp. (a)	181,100	4,974,817
TOTAL INTERNET SOFTWARE & SERVICES		63,575,358
IT SERVICES - 2.8%
Affiliated Computer Services, Inc. Class A (a)	66,500	3,170,055
First Data Corp.	432,300	16,440,369
Infosys Technologies Ltd. sponsored ADR	46,200	2,735,040
Kanbay International, Inc.	18,400	330,832
TOTAL IT SERVICES		22,676,296
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 22.7%
Agere Systems, Inc.:
Class A (a)	700,000	$ 819,000
Class B (a)	281,700	332,406
Altera Corp. (a)	326,900	6,776,637
Analog Devices, Inc.	621,000	21,182,310
Applied Micro Circuits Corp. (a)	1,254,700	3,350,049
ASE Test Ltd. (a)	309,000	1,477,020
ASML Holding NV (NY Shares) (a)	209,800	3,040,002
ATI Technologies, Inc. (a)	382,000	5,704,120
ATMI, Inc. (a)	53,000	1,214,495
Axcelis Technologies, Inc. (a)	94,600	587,466
Cambridge Display Technologies, Inc.	61,700	429,432
Cypress Semiconductor Corp. (a)	231,800	2,779,282
Exar Corp. (a)	61,000	774,090
Freescale Semiconductor, Inc.:
Class A	205,100	3,839,472
Class B (a)	87,180	1,644,215
Integrated Circuit Systems, Inc. (a)	353,500	6,458,445
Integrated Device Technology, Inc. (a)	281,600	3,013,120
Intel Corp.	792,400	18,637,248
Intersil Corp. Class A	369,500	6,451,470
Linear Technology Corp.	43,800	1,565,412
Marvell Technology Group Ltd. (a)	118,600	3,970,728
Maxim Integrated Products, Inc.	241,100	9,017,140
Mindspeed Technologies, Inc. (a)	2,272,400	3,090,464
MKS Instruments, Inc. (a)	128,100	1,895,880
National Semiconductor Corp.	1,667,500	31,815,900
O2Micro International Ltd. (a)	115,200	1,187,712
ON Semiconductor Corp. (a)	567,700	1,952,888
PMC-Sierra, Inc. (a)	207,100	1,669,226
RF Micro Devices, Inc. (a)	258,000	1,011,360
SigmaTel, Inc. (a)	49,800	1,304,262
Silicon Image, Inc. (a)	36,800	370,576
Silicon Laboratories, Inc. (a)	208,400	5,293,360
Skyworks Solutions, Inc. (a)	183,500	961,540
STATS ChipPAC Ltd. sponsored ADR (a)	312,200	1,891,932
Teradyne, Inc. (a)	459,700	5,065,894
Tessera Technologies, Inc. (a)	85,200	2,262,912
Texas Instruments, Inc.	457,800	11,426,688
Trident Microsystems, Inc. (a)	222,100	3,782,363
Vitesse Semiconductor Corp. (a)	974,600	2,027,168
Volterra Semiconductor Corp.	239,200	2,552,264
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		182,625,948
SOFTWARE - 6.0%
Adobe Systems, Inc.	103,600	6,161,092
Check Point Software Technologies Ltd. (a)	181,000	3,791,950
JAMDAT Mobile, Inc.	235,900	4,024,454
Macrovision Corp. (a)	142,800	2,920,260

	Shares	Value
Oracle Corp. (a)	343,900	$ 3,975,484
Quest Software, Inc. (a)	439,700	5,214,842
Red Hat, Inc. (a)	940,300	10,108,225
Siebel Systems, Inc. (a)	372,200	3,349,800
Symantec Corp. (a)	314,800	5,911,944
THQ, Inc. (a)	104,500	2,635,490
TOTAL SOFTWARE		48,093,541
WIRELESS TELECOMMUNICATION SERVICES - 0.1%
Wireless Facilities, Inc. (a)	132,800	702,512
TOTAL COMMON STOCKS (Cost $852,988,919)		798,387,766
Convertible Preferred Stocks - 0.0%

COMMUNICATIONS EQUIPMENT - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	17,200	0
Procket Networks, Inc. Series C (a)(d)	276,000	3
TOTAL COMMUNICATIONS EQUIPMENT		3
SOFTWARE - 0.0%
Monterey Design Systems Series E (d)	34,200	30,780
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,779,308)		30,783
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 2.84% (b)	4,151,421	4,151,421
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	19,420,050	19,420,050
TOTAL MONEY MARKET FUNDS (Cost $23,571,471)		23,571,471
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $881,339,698)		821,990,020
NET OTHER ASSETS - (2.2)%		(17,399,209)
NET ASSETS - 100%		$ 804,590,811
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,033,783 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 296,528
ITF Optical Technologies, Inc. Series A	10/11/00	$ 1,711,500
Monterey Design Systems Series E	11/1/00	$ 1,795,500
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Procket Networks, Inc. Series C	11/15/00 - 12/26/00	$ 2,725,776
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $891,670,692. Net unrealized depreciation aggregated $69,680,672, of which $32,521,127 related to appreciated investment securities and $102,201,799 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Telecommunications &
Utilities Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

1.800331.101

AFUG-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Adesa, Inc.	5,900	$ 142,721
COMMUNICATIONS EQUIPMENT - 0.9%
Research In Motion Ltd. (a)	28,800	1,854,314
CONSTRUCTION & ENGINEERING - 0.3%
Dycom Industries, Inc. (a)	25,800	600,108
DIVERSIFIED TELECOMMUNICATION SERVICES - 38.3%
Alaska Communication Systems Group, Inc.	22,800	214,434
ALLTEL Corp.	20,700	1,179,072
AT&T Corp.	42,300	809,199
BellSouth Corp.	689,300	18,259,557
Citizens Communications Co.	645,300	8,227,575
FairPoint Communications, Inc.	106,800	1,567,824
Golden Telecom, Inc.	7,300	195,567
Iowa Telecommunication Services, Inc.	15,800	301,780
MCI, Inc.	8,700	230,811
Qwest Communications International, Inc. (a)	1,422,000	4,863,240
SBC Communications, Inc.	801,600	19,078,080
Sprint Corp.	2,300	51,198
Verizon Communications, Inc.	558,000	19,976,399
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		74,954,736
ELECTRIC UTILITIES - 26.8%
Allegheny Energy, Inc. (a)	28,300	691,652
Allete, Inc.	1,966	81,923
Entergy Corp.	75,800	5,556,140
Exelon Corp.	197,500	9,776,250
FirstEnergy Corp.	108,700	4,730,624
PG&E Corp.	259,200	8,999,424
PPL Corp.	75,300	4,085,778
Sierra Pacific Resources (a)	120,500	1,303,810
TXU Corp.	198,800	17,055,052
Westar Energy, Inc.	10,200	233,580
TOTAL ELECTRIC UTILITIES		52,514,233
GAS UTILITIES - 0.9%
Equitable Resources, Inc.	1,900	109,516
KeySpan Corp.	2,800	106,204
ONEOK, Inc.	39,200	1,131,312
Piedmont Natural Gas Co., Inc.	6,944	159,365
Southern Union Co.	1,300	31,122
UGI Corp.	6,200	311,426
TOTAL GAS UTILITIES		1,848,945
MEDIA - 4.9%
EchoStar Communications Corp. Class A	281,300	8,143,635
NTL, Inc. (a)	3,300	211,134

	Shares	Value
The DIRECTV Group, Inc. (a)	86,124	$ 1,216,071
XM Satellite Radio Holdings, Inc. Class A (a)	3,600	99,864
TOTAL MEDIA		9,670,704
MULTI-UTILITIES & UNREGULATED POWER - 8.7%
AES Corp. (a)	208,100	3,346,248
Constellation Energy Group, Inc.	15,900	835,704
Dominion Resources, Inc.	125,800	9,485,320
Duke Energy Corp.	63,700	1,859,403
NRG Energy, Inc. (a)	11,000	342,100
Wisconsin Energy Corp.	30,600	1,078,956
TOTAL MULTI-UTILITIES & UNREGULATED POWER		16,947,731
WATER UTILITIES - 0.1%
Aqua America, Inc.	7,428	198,328
WIRELESS TELECOMMUNICATION SERVICES - 18.6%
Alamosa Holdings, Inc. (a)	52,700	684,573
American Tower Corp. Class A (a)	310,800	5,355,084
Crown Castle International Corp. (a)	130,900	2,111,417
InPhonic, Inc.	300	4,626
Millicom International Cellular SA (a)	3,400	60,554
Nextel Communications, Inc. Class A (a)	550,100	15,397,299
Nextel Partners, Inc. Class A (a)	198,900	4,678,128
NII Holdings, Inc. (a)	76,200	3,815,334
Price Communications Corp.	19,500	331,110
SpectraSite, Inc. (a)	38,400	2,155,392
Western Wireless Corp. Class A (a)	46,340	1,816,065
TOTAL WIRELESS TELECOMMUNICATION SERVICES		36,409,582
TOTAL COMMON STOCKS (Cost $163,361,825)		195,141,402
Money Market Funds - 3.5%
	Shares	Value
Fidelity Cash Central Fund, 2.84% (b)	103,995	$ 103,995
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	6,689,975	6,689,975
TOTAL MONEY MARKET FUNDS (Cost $6,793,970)		6,793,970
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $170,155,795)		201,935,372
NET OTHER ASSETS - (3.1)%		(6,050,995)
NET ASSETS - 100%		$ 195,884,377
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $174,199,818. Net unrealized appreciation aggregated $27,735,554, of which $42,804,129 related to appreciated investment securities and $15,068,575 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 24, 2005